Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	$ 3,085	$ 2,154
Provision	324	982
Charge-offs	(676)	(73)
Recoveries	61	22
Allowance for loan losses, Ending Balance	2,794	3,085
Ending balance for loans individually evaluated for impairment	352	966
Ending balance for loans collectively evaluated for impairment	2,442	2,119
Loans Receivable:
Individually evaluated for impairment	7,086	5,242
Collectively evaluated for impairment	238,858	245,770
Total loans	245,944	251,012
Commercial [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	808	730
Provision	181	96
Charge-offs	(35)	(18)
Allowance for loan losses, Ending Balance	954	808
Ending balance for loans individually evaluated for impairment	176	296
Ending balance for loans collectively evaluated for impairment	778	512
Loans Receivable:
Individually evaluated for impairment	286	296
Collectively evaluated for impairment	47,414	45,956
Total loans	47,700	46,252
Commercial Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	1,082	630
Provision	15	452
Charge-offs	(530)
Recoveries	55
Allowance for loan losses, Ending Balance	622	1,082
Ending balance for loans individually evaluated for impairment	154	670
Ending balance for loans collectively evaluated for impairment	468	412
Loans Receivable:
Individually evaluated for impairment	5,685	4,477
Collectively evaluated for impairment	36,390	39,234
Total loans	42,075	43,711
Agricultural [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	382
Provision	12	398
Charge-offs		(27)
Recoveries		11
Allowance for loan losses, Ending Balance	394	382
Ending balance for loans collectively evaluated for impairment	394	382
Loans Receivable:
Individually evaluated for impairment	406	469
Collectively evaluated for impairment	34,699	37,191
Total loans	35,105	37,660
Consumer [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	86	92
Provision	19	(5)
Charge-offs	(24)	(4)
Recoveries	6	3
Allowance for loan losses, Ending Balance	87	86
Ending balance for loans collectively evaluated for impairment	87	86
Loans Receivable:
Collectively evaluated for impairment	6,315	6,036
Total loans	6,315	6,036
Residential Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning Balance	727	702
Provision	97	41
Charge-offs	(87)	(24)
Recoveries		8
Allowance for loan losses, Ending Balance	737	727
Ending balance for loans individually evaluated for impairment	22
Ending balance for loans collectively evaluated for impairment	715	727
Loans Receivable:
Individually evaluated for impairment	709
Collectively evaluated for impairment	114,040	117,353
Total loans	$ 114,749	$ 117,353